Intangible Assets - Summary of Carrying Amounts of Each Class of Intangible Assets (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Intangible assets (Notes 4, 5, 10 and 15)	$ 23,079,180	$ 23,080,592	$ 84,052
Licences
Disclosure Of Intangible Assets [Line Items]
Intangible assets (Notes 4, 5, 10 and 15)	23,073,400	23,073,400	73,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets (Notes 4, 5, 10 and 15)	$ 5,780	$ 7,192	$ 10,652